COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Operating costs	$ 672.0	$ 662.2
Royalties	48.6	46.5
Depreciation expense	275.1	265.4
Cost of sales	$ 995.7	$ 974.1